Business Acquisitions and Disposal	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS ACQUISITIONS AND DISPOSAL
4.	BUSINESS ACQUISITIONS AND DISPOSAL

Reverse Acquisition

The Company was a NASDAQ listed special purpose acquisition company formed for the purpose of effecting a merger, acquisition, or similar business combination. On August 18, 2017, the Company completed the Merger. The Company issued 25,913,950 of its ordinary shares (“Merger Consideration Shares”) to Borqs International’s shareholders in exchange for the transfer of 100% equity interest in Borqs International to the Company and Borqs International became the Company’s wholly own subsidiary.

Of the Merger Consideration Shares, a total of 25,913,950 ordinary shares were issued to Borqs International’s shareholders at closing, with 942,467 of such shares deposited into escrow for indemnification obligations (“Indemnity Shares”), 2,352,285 of such shares deposited in escrow subject to Borqs Technologies meeting certain earn-out requirements, (“Earnout Shares” and together with the Indemnity Shares, the “Escrow Shares”) in the event certain net income earnout conditions are met during the period from July 1, 2017 to June 30, 2018 and 1,178,084 ordinary shares were issued to a financial advisor engaged by Borqs International in connection with the Merger. As transfers between the shareholders of the Company, the Escrow Shares did not have any impact on the Company’s financial statements.

Additionally, at the effective time of the Merger, the holders of Borqs International issued and outstanding warrants received replacement warrants to acquire an aggregate of 417,166 Borqs Technologies’ ordinary shares (“Replacement Warrants”), and the holders of Borqs International issued and outstanding options (Note 17) had their options assumed by Borqs Technologies to hold options to acquire Borqs Technologies’ ordinary shares upon the exercise of those options (“Assumed Options”).

Equity classified instruments including (i) an option to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), (ii) 5,750,000 public warrants and (iii) 531,875 private warrants issued by the Company prior to the Merger remain outstanding. Each unit consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12. Each public and private warrant also entitles the holder to purchase one half of one ordinary share at $12.00 per whole share.

Borqs International was determined as the accounting acquirer in the Merger in accordance with ASC Topic 805, Business Combinations, (“ASC 805”). This determination was primarily based on the Group comprising the ongoing operations, with its senior management operating the business going forward, and Borqs International’s shareholders having the majority voting power of the combined entity. Consequently, in the transaction with a special purpose acquisition company whereby the operating company, Borqs International was identified as the accounting acquirer, the Merger was treated as a capital transaction involving the issuance of the Company’s ordinary shares. The historical consolidated financial statements for all periods prior to the consummation of the Merger only reflect the historical consolidated financial statements of Borqs International. Subsequent to the Merger, the consolidated financial statements reflect the results of the combined entity. The historically issued and outstanding Borqs International’s ordinary shares have been recasted to retrospectively reflect the number of ordinary shares issued in the Merger in all periods presented.

As the Merger occurred between a public accounting acquiree and a private accounting acquirer, the determination of consideration is based on the fair value of the legal acquirer’s stock. Difference between the purchase consideration of $45,734 transferred and net assets of $18,059 acquired, which was predominately cash, was recorded in additional paid-in capital.

Transaction Expenses

Advisory, financing, integration and other transaction costs directly related to the Merger totaled $15,300 for the year ended December 31, 2017, including $8,800 in share-based compensation expense recorded for the ordinary shares issued to the financial advisors.

Acquisition of HHE during fiscal 2021

On October 19, 2021, the Group signed definitive agreements to acquire 51% equity interests in Holu Hou Energy LLC (“HHE”). The total consideration for the acquisition of HHE amounted to $10.0 million in cash as capital contribution, and 14,034,930 of the Group’s ordinary shares. Of this consideration, $3.25 million cash and 3,508,733 shares were released at the closing date and the remaining $6.75 million of cash and 10,526,197 shares will be held in escrow and released as earn-out payments.

The earn-out payment is based on the performance of the acquiree to achieve certain earn-out requirements. The fair value of the earn-out payments was measured using a Monte Carlo simulation analysis. As of the acquisition date, the total contingent consideration recognized with the amount of $1,669.

HHE is an innovative solar energy and storage provider for the residential, multi-family residential and commercial building markets. With operations in California, Hawaii, Wisconsin and Shanghai, HHE engineers proprietary storage system and software and control platform solutions. The HHE team is made up of renewable energy industry veterans, engineering and deploying energy storage systems that enable greater energy independence.

After the completion of the acquisition, HHE became a subsidiary of the Group.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

Amount (‘000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (3,508,733 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

The amortizable intangible assets represent the developed technology acquired as of the acquisition date with the amount of $4,492, it was valued using the multi-period excess earnings approach.

The non-controlling interest with the amount of $6,513 as of the acquisition date was valued using the discounted cashflow method.

The key input and assumptions included internal rate of return of 11.2%, weighted average cost of capital of 12.0% and weighted average return of assets of 12.0%.

Transaction Expenses

Transaction costs directly related to the acquisition of $538 for the year ended December 31, 2021, recorded in share-based compensation expense for the ordinary shares issued to the financial advisors and general and administrative expenses for other related fees.

Disposal of Borqs Wireless Ltd. (“BWL”) during the year ended December 31, 2021

In July 2021, the Group entered into an agreement to sell its entire equity shares in Borqs Wireless Ltd. (“BWL”) a 100% subsidiary. Since the date of loss of control BWL was deconsolidated from the Group’s financial statements. The Group had balances due from BWL and exempted the balances before entering into the agreement.

The loss on the disposal of BWL was calculated as the difference between:

(i)	The fair value of the consideration received
(ii)	the carrying value of net assets disposed of, as of the date of the transaction

	Amount
	$ ‘000
The fair value of the consideration received
Cash received	$-	*

Net assets of BWL derecognized on disposal	303
Loss on disposal	$303

*	According to the agreement, the cash consideration was RMB 1 Yuan.

Below are the assets and liabilities of BWL as of date of disposal:

Amount
$ ‘000
Assets
Cash	$4
Other current assets	332
Total Assets	$336

Liabilities
Other current liabilities	$(33)
Total liabilities	$(33)